STOCKHOLDERS’ EQUITY - Share-based Compensation Awards Outstanding (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Number of shares
Outstanding awards at beginning of period (in shares) | shares	453,000
Granted (in shares) | shares	0
Vested (in shares) | shares	0
Forfeited (in shares) | shares	0
Outstanding awards at end of period (in shares) | shares	453,000
Weighted-average exercise price
Outstanding awards at beginning of period (in dollars per share) | $ / shares	$ 15.72
Granted (in dollars per share) | $ / shares	0
Outstanding awards at end of period (in dollars per share) | $ / shares	$ 15.72
RSUs
Number of shares
Outstanding awards at beginning of period (in shares) | shares	412,000
Granted (in shares) | shares	253,000
Vested (in shares) | shares	(58,000)
Forfeited (in shares) | shares	(14,000)
Outstanding awards at end of period (in shares) | shares	593,000
Weighted-average grant date fair value
Outstanding awards at beginning of period (in dollars per share) | $ / shares	$ 13.71
Granted (in dollars per share) | $ / shares	12.06
Vested (in dollars per share) | $ / shares	10.24
Forfeited (in dollars per share) | $ / shares	13.52
Outstanding awards at end of period (in dollars per share) | $ / shares	$ 13.35
RSUs with a market condition
Number of shares
Outstanding awards at beginning of period (in shares) | shares	400,000
Granted (in shares) | shares	209,000
Vested (in shares) | shares	0
Forfeited (in shares) | shares	(49,000)
Outstanding awards at end of period (in shares) | shares	560,000
Weighted-average grant date fair value
Outstanding awards at beginning of period (in dollars per share) | $ / shares	$ 13.59
Granted (in dollars per share) | $ / shares	16.95
Vested (in dollars per share) | $ / shares	0
Forfeited (in dollars per share) | $ / shares	11.65
Outstanding awards at end of period (in dollars per share) | $ / shares	15.01
Stock option
Weighted-average exercise price
Forfeited (in dollars per share) | $ / shares	0
Weighted-average grant date fair value
Vested (in dollars per share) | $ / shares	$ 0